Filed Pursuant to Rule 497
Registration No. 333-166636

Supplement No. 1, dated October 2, 2012,
to
Prospectus, dated August 17, 2012

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of Business Development Corporation of America (the “Company,” “our,” “us” or “we”) dated August 17, 2012 (the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 26 of the Prospectus before you decide to invest.

Status of the Offering

We commenced our reasonable best efforts initial public offering of up to 150.0 million shares of our common stock on January 25, 2011. We will offer shares of our common stock until January 25, 2013, unless the offering is extended in accordance with the Prospectus, provided that the offering will be terminated if all of the 150.0 million shares of our common stock are sold before such date. As of September 17, 2012, there were 9.8 million shares of our common stock outstanding. As of September 17, 2012, there were approximately 140.2 million shares of our common stock available for sale.

The following table summarizes the sales of our common stock:

Date of Semi-Monthly Closing	Shares Sold	Avg. Price Per Share	Gross Proceeds
July 8, 2010	22,222	$9.00	$200,000
August 24, 2011	58,722	9.00	528,500
August 24, 2011	203,026	10.00	2,030,263
September 1, 2011	25,722	10.00	257,222
September 16, 2011	78,720	10.00	787,198
October 1, 2011 (DRIP shares)	1,490	9.50	14,156
October 3, 2011	108,006	9.98	1,077,456
October 16, 2011	39,371	10.00	393,709
November 1, 2011 (DRIP shares)	1,344	9.50	12,767
November 1, 2011	49,445	10.00	494,414
November 3, 2011 (shares issued to board of directors in lieu of cash payment for fees)	4,056	9.00	36,500
November 16, 2011	105,965	10.26	1,087,200
December 1, 2011 (DRIP shares)	1,681	9.75	16,384
December 1, 2011	69,401	10.26	712,050
December 16, 2011	138,679	10.25	1,422,052
January 3, 2012 (DRIP shares)	2,165	9.75	21,101
January 3, 2012	134,599	10.23	1,377,214
January 3, 2012	(4,386)	10.26	(45,000)
January 17, 2012	117,715	10.21	1,202,280
February 1, 2012 (ARC II Capital contribution)	140,845	9.23	1,300,000
February 1, 2012 (DRIP shares)	2,713	9.75	26,443

Date of Semi-Monthly Closing	Shares Sold	Avg. Price Per Share	Gross Proceeds
February 1, 2012	360,323	10.24	3,688,797
February 16, 2012	241,344	10.25	2,473,169
March 1, 2012 (DRIP shares)	3,693	9.23	34,101
March 1, 2012	181,325	10.25	1,858,204
March 16, 2012	625,159	9.75	6,093,902
April 2, 2012 (DRIP shares)	5,187	9.23	47,899
April 2, 2012	307,680	10.23	3,148,045
April 16, 2012	635,143	10.03	6,367,491
May 1, 2012 (DRIP shares)	7,080	9.23	65,381
May 1, 2012	1,580,806	9.75	15,409,989
May 2, 2012 (Special Dividend)	25,709	10.26	263,775
May 16, 2012	502,483	10.34	5,195,693
June 1, 2012 (DRIP shares)	9,733	9.40	91,449
June 1, 2012	385,493	10.39	4,006,649
June 18, 2012	563,183	10.35	5,828,309
July 2, 2012 (DRIP shares)	12,008	9.40	112,832
July 2, 2012	463,374	10.26	4,752,656
July 16, 2012	345,740	10.41	3,599,205
August 1, 2012 (DRIP shares)	15,513	9.40	145,763
August 1, 2012	478,333	10.29	4,922,279
August 17, 2012	492,632	10.34	5,093,125
September 4, 2012 (DRIP shares)	18,365	9.40	172,561
September 4, 2012	515,401	10.45	5,387,596
September 17, 2012	753,405	10.15	7,646,960
Total	9,830,630	$10.11	$99,357,907

Increase in Public Offering Price

On September 24, 2012, our board of directors approved an increase in our public offering price from $10.50 per share to $10.60 per share. This increase will become effective with the semi-monthly closing scheduled to occur on or about October 15, 2012. This public offering price increase is consistent with the Company’s pricing policy, which ensures that its NAV per share will not exceed its net offering price per share.

Investment Portfolio

We intend to add to our portfolio as the offering progresses. The following is our investment portfolio as of September 28, 2012:

Portfolio Company/Type of Investment	Industry	Principal
ADS Waste Holdings, Inc. L+450 Senior Secured First Lien Debt (Maturity – September 25, 2019)	Ecological	$2,000,000.00
ALM 2012-6A Subordinated Notes Collateralized Securities (Maturity – June 14, 2023)	Banking, Finance, Insurance & Real Estate	$2,000,000.00
ALM 2012-6A Class E Notes L+ 600 Collateralized Securities (Maturity – June 14, 2023)	Banking, Finance, Insurance & Real Estate	$1,000,000.00

Portfolio Company/Type of Investment	Industry	Principal
Airvana Network Solutions, Inc. L+800 Senior Secured First Lien Debt (Maturity – March 15, 2017)	High Tech Industries	$3,942,857.14
American Dental Partners, Inc. L+575 Senior Secured First Lien Debt (Maturity – February 9, 2018)	Healthcare & Pharmaceuticals	$3,984,943.54
Attachmate Group First Lien L+575 Senior Secured First Lien Debt (Maturity – November 15, 2018)	High Tech Industries	$500,000.00
Attachmate Group Second Lien L+950 Senior Secured Second Lien Debt (Maturity – November 15, 2019)	High Tech Industries	$1,000,000.00
Audio Messaging Solutions, LLC 12% Senior Secured First Lien Debt (Maturity – June 16, 2016)	Media: Diversified & Production	$1,085,000.00
Avaya, Inc. 10.13% Senior Unsecured Debt (Maturity – November 1, 2015)	Telecommunications	$1,000,000.00
Avaya, Inc. L+450 Senior Secured First Lien Debt (Maturity – October 26, 2017)	Telecommunications	$4,000,000.00
Blue Buffalo Company, Ltd. L+525 Senior Secured First Lien Debt (Maturity – August 8, 2019)	Telecommunications	$4,000,000.00
Carlyle CGMS 2012-1A CLO Subordinated Notes Collateralized Securities (Maturity April 20, 2022)	Banking, Finance, Insurance & Real Estate	$2,000,000.00
Carlyle CGMS 2012-2A CLO Subordinated Notes Collateralized Securities (Maturity July 20, 2023)	Banking, Finance, Insurance & Real Estate	$1,000,000.00
ConvergeOne Holdings Corp. L+700 Senior Secured First Lien Debt (Maturity – June 8, 2017)	Telecommunications	$4,000,000.00
CPG International L+450 Senior Secured First Lien Debt (Maturity – September 21, 2019)	Construction & Building	$1,000,000.00
CST Industries, Inc. L+525 Senior Secured First Lien Debt (Maturity – May 23, 2017)	Construction & Building	$4,000,000.00

Portfolio Company/Type of Investment	Industry	Principal
DS Waters of America, Inc. L+900 Senior Secured First Lien Debt (Maturity – August 22, 2017)	Beverage, Food & Tobacco	$492,500.00
eResearch Technology, Inc. L+650 Senior Secured First Lien Debt (Maturity – July 11, 2018)	Healthcare & Pharmaceuticals	$500,000.00
Essar Steel Algoma Inc. L+750 Senior Secured First Lien Debt (Maturity – September 27, 2014)	Mining, Steel, Iron and Non-Precious Metals	$5,000,000.00
Eureka Hunter Holdings, LLC 12% Senior Secured Second Lien Debt (Maturity – August 16, 2018)	Energy: Oil & Gas	$5,000,000.00
Hearthside Food Solutions, LLC L+525 Senior Secured First Lien Debt (Maturity – May 30, 2017)	Beverage, Food & Tobacco	$3,000,000.00
Ikaria L+650 Senior Secured First Lien Debt (Maturity – September 15, 2017)	Healthcare, Education & Childcare	$4,000,000.00
K2 Pure Solutions Nocal, L.P. L+775 Senior Secured First Lien Debt (Maturity – September 10, 2015)	Chemicals, Plastics & Rubber	$3,435,000.00
MC Funding 2006 – 1 Subordinated Notes Collateralized Securities (Maturity – December 20, 2020)	Banking, Finance, Insurance & Real Estate	$4,000,000.00
New Breed Logistics L+475 Senior Secured First Lien Debt (Maturity – September 30, 2019)	Global Business & Consumer Service	$3,500,000.00
Ollie’s L+550 Senior Secured First Lien Debt (Maturity – April 30, 2017)	Services: Business	$1,000,000.00
Omi Holdings, Inc. 12.00% Senior Secured First Lien Debt (Maturity – April 13, 2013)	Capital Equipment	$721,852.62
Par Pharmaceuticals L+375 Senior Secured First Lien Debt (Maturity – September 27, 2019)	Healthcare & Pharmaceuticals	$1,000,000.00
PennantPark Credit Opportunity Fund Equity/Other	Banking, Finance, Insurance & Real Estate	$5,000,000.00
Permian Tanks & Manufacturing, Inc. L+725 Senior Secured First Lien Debt (Maturity – March 16, 2017)	Energy: Oil & Gas	$1,639,639.64

Portfolio Company/Type of Investment	Industry	Principal
Pierre Foods, Inc. L+525 Senior Secured First Lien Debt (Maturity – September 30, 2016)	Beverage, Food & Tobacco	$2,992,385.79
Plato Learning, Inc. L+975 Senior Secured Second Lien Debt (Maturity – May 10, 2019)	Media: Advertising, Printing & Publishing	$2,000,000.00
PPT Management LLC L+700 Senior Secured First Lien Debt (Maturity – October 31, 2016)	Healthcare & Pharmaceuticals	$962,500.00
Precision Dermatology, Inc. L+900 Senior Secured First Lien Debt (Maturity – April 25, 2017)	Healthcare & Pharmaceuticals	$5,000,000.00
Precision Dermatology, Inc. – Warrants Equity/Other	Healthcare & Pharmaceuticals	$217,770.00
RedPrairie L+500 Senior Secured First Lien Debt (Maturity July 20, 2018)	High Tech Industries	$2,500,000.00
Rocket Software, Inc. L+875 Senior Secured Second Lien Debt (Maturity – February 8, 2018)	Services: Business	$1,000,000.00
Safety Services Acquisition Corp. 15.00% Senior Secured Second Lien Debt (Maturity – July 5, 2017)	Services: Business	$1,006,111.11
S.B. Restaurant Co, Inc. L+850 Senior Unsecured Debt (Maturity – January 10, 2018)	Beverage, Food & Tobacco	$4,000,000.00
S.B. Restaurant Co, Inc. – Warrants Equity/Other	Beverage, Food & Tobacco	$347.80
Source Refrigeration L+525 Senior Secured First Lien Debt (Maturity – April 30, 2017)	Services: Business	$3,000,000.00
Southern Pacific Resource Corp. L+750 Senior Secured Second Lien Debt (Maturity – January 7, 2016)	Energy: Oil & Gas	$1,441,549.00
Tank Holdings Corp. L+550 Senior Secured First Lien Debt (Maturity – July 9, 2019)	Containers & Glass Products	$3,909,611.26
Tekelec Global, Inc. L+750 Senior Secured First Lien Debt (Maturity – March 31, 2018)	Telecommunications	$200,000.00

Portfolio Company/Type of Investment	Industry	Principal
Teleflex Marine 13.50% Senior Secured Second Lien Debt (Maturity – August 24, 2017)	Hotel, Gaming & Leisure	$3,332,000.00
Total		$106,364,067.90

Management

In connection with the appointment of John H. Grady as chief compliance officer of the Company and the Company’s advisor, BDCA Adviser, LLC, this supplement revises the disclosure in the Prospectus as follows:

•	The paragraph “Compliance Policies and Procedures” on page 123 of the Prospectus is replaced in its entirety by the following disclosure:

“Compliance Policies and Procedures

We and our Adviser have adopted and implemented written policies and procedures reasonably designed to prevent violation of the federal securities laws, and our Board of Directors is required to review these compliance policies and procedures annually to assess their adequacy and the effectiveness of their implementation. We have designated John H. Grady as our chief compliance officer. Currently, Mr. Grady also serves as chief compliance officer for BDCA Adviser.”